FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about foreign currency risk [Table Text Block]
	2018	2017
Expressed in foreign currencies	CND$	CND$
Cash and cash equivalents	17	30
Accounts receivable	100	228
Accounts payable and accrued liabilities	(199)	(213)
Balance sheet exposure	(82)	45

Disclosure of detailed information about exposed foreign currency risk [Table Text Block]
	2018	2017
December 31, reporting date rate	1.3642	1.2545
YTD average USD to CAD	1.2957	1.2986